Note 11 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued payroll, commission and benefits	$ 267,715	$ 247,476
Accrued project management costs	41,499	41,155
Value added tax payable	24,605	29,956
Customer advances	10,432	6,930
Accrued contract costs (overbillings)	16,713	8,875
Other	38,795	43,387
	$ 399,759	$ 377,779